Employee benefits (Allocation Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 5,127	€ 4,794
Total allocation of plan assets, percentage	100.00%	100.00%
Front-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	1,351	1,087
Total allocation of plan assets, percentage	26.00%	23.00%
Front-End [Member] | Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	3,019	2,957
Total allocation of plan assets, percentage	59.00%	62.00%
Front-End [Member] | Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	453	463
Total allocation of plan assets, percentage	9.00%	10.00%
Front-End [Member] | Real Estate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	89	72
Total allocation of plan assets, percentage	2.00%	2.00%
Front-End [Member] | Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	215	215
Total allocation of plan assets, percentage	4.00%	4.00%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	0	27,035
Total allocation of plan assets, percentage	0.00%	100.00%
Back-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	0	5,677
Total allocation of plan assets, percentage	0.00%	21.00%
Back-End [Member] | Fixed Income And Corporate Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	0	20,817
Total allocation of plan assets, percentage	0.00%	77.00%
Back-End [Member] | Cash And Other Assets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 0	€ 541
Total allocation of plan assets, percentage	0.00%	2.00%